Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2022
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services

(*)      These subsidiaries sub-consolidate at Cancún Airport.

Schedule of condensed financial information of Aerostar

As of December 31, 2020, 2021 and 2022, the condensed financial information of Aerostar, where there is a significant non-controlling interest, is presented as follows:

	December, 31
	2020		2021		2022
Condensed statement of financial position
Cash and cash equivalents	Ps.	804,634	Ps.	2,295,087	Ps.	2,334,403
Restricted cash		5,055		123,081		1,272,106
Other current assets		566,031		183,284		528,297
Total current assets		1,375,720		2,601,452		4,134,806
Financial liabilities:
Current liabilities		(606,433)		(804,548)		(1,184,023)
Working capital		769,287		1,796,904		2,950,783
Land, furniture and equipment		151,971		126,494		115,798
Intangible assets, airport concessions - Net		13,535,370		13,656,912		12,920,453
Other long term assets		32,578		64,442		90,777
Long term debt		(7,171,278)		(6,952,068)		(9,891,961)
Accounts payable to the Company		(104,065)
Other long term liabilities		(19,864)		(19,378)		(18,265)
Deferred income tax - Net		(448,829)		(518,578)		(547,480)
Shareholders’ equity	Ps.	6,745,170	Ps.	8,154,728	Ps.	5,620,105

	Year ended December, 31
	2020		2021		2022
Condensed statements of comprehensive income
Revenue	Ps.	2,902,238	Ps.	3,652,835	Ps.	4,110,028
Operating cost and expenses		(1,956,081)		(1,939,555)		(2,146,680)
Other income		158,906				346,232
Comprehensive financial cost - Net		(495,443)		(453,326)		(459,471)
Net income tax		(60,684)		(57,529)		(41,863)
Income tax provision		548,936		1,202,425		1,808,246
Foreign currency translation		(301,695)		(207,132)		(95,881)
Total comprehensive income	Ps.	247,241	Ps.	995,293	Ps.	1,712,365

Schedule or useful lives land, furniture and equipment

	December 31,
	2021	2022

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses Mexico	26	years
ODC Mexico	26	years
Commercial Rights of Aerostar	30	years
Commercial Rights of Airplan	10	years